Portfolio of Investments	December 31, 2022 (Unaudited)

Rareview Dynamic Fixed Income ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Closed End Funds	96.2
Treasury Bill	3.8
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Closed End Funds — 86.8%
1,037,680	Aberdeen Asia Pacific Income Fund, Inc.	2,729,098
29,643	BlackRock Core Bond Trust	307,694
276,963	BlackRock Credit Allocation Income Trust	2,797,326
173,023	BlackRock Income Trust, Inc.	2,135,104
106,629	BlackRock Municipal Income Trust II	1,101,478
100,921	BlackRock MuniHoldings Fund, Inc.	1,225,181
129,948	BlackRock MuniYield Fund, Inc.	1,352,759
89,424	BlackRock MuniYield Quality Fund, Inc.	1,037,318
110,826	BlackRock MuniYield Quality Fund III, Inc.	1,242,359
126,062	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	2,227,516
149,025	DoubleLine Yield Opportunities Fund	1,955,208
160,846	First Trust Intermediate Duration Preferred & Income Fund	2,713,472
75,641	Invesco Municipal Trust	748,846
139,243	Invesco Quality Municipal Income Trust	1,311,669
390,575	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,718,530
129,632	Nuveen AMT-Free Municipal Credit Income Fund	1,573,733
120,352	Nuveen AMT-Free Quality Municipal Income Fund	1,368,402
184,558	Nuveen Municipal Credit Income Fund	2,229,461
365,065	Nuveen Preferred & Income Securities Fund	2,482,442
32,451	Nuveen Quality Municipal Income Fund	382,922
125,350	Western Asset Diversified Income Fund	1,591,945
205,202	Western Asset Emerging Markets Debt Fund, Inc.	1,869,390
		36,101,853
Total Closed End Funds (Cost $39,988,377)		36,101,853

Treasury Bill — 3.4%
1,479,000	U.S. Treasury Bill, 4.46%, 9/7/2023(a)	1,434,579
Total Treasury Bill (Cost $1,439,996)		1,434,579

Total Investments — 90.2% (Cost $41,428,373)		37,536,432
Other Assets in Excess of Liabilities — 9.8%		4,070,626
Net Assets — 100.0%		41,607,058

(a)	The rate represents the effective yield at December 31, 2022.

AMT — Alternative Minimum Tax

Futures Contracts

At December 31, 2022, the Fund's open future contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
5 Year US Treasury Note Future	76	3/31/23	8,321,522	8,202,656	(118,866)
					(118,866)

Portfolio of Investments (continued)	December 31, 2022 (Unaudited)

Rareview Dynamic Fixed Income ETF

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
iBoxx iShares Bond Index Future	61	2/1/23	8,389,483	8,294,780	94,703
					94,703

Portfolio of Investments	December 31, 2022 (Unaudited)

Rareview Tax Advantaged Income ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Closed End Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Closed End Funds — 97.1%
145,905	BlackRock Municipal Income Trust II	1,507,199
137,523	BlackRock MuniHoldings Fund, Inc.	1,669,529
256,664	BlackRock MuniYield Fund, Inc.	2,671,872
110,676	BlackRock MuniYield Quality Fund, Inc.	1,283,842
182,545	BlackRock MuniYield Quality Fund III, Inc.	2,046,329
186,784	Invesco Municipal Trust	1,849,162
175,520	Invesco Quality Municipal Income Trust	1,653,398
230,654	Nuveen AMT-Free Municipal Credit Income Fund	2,800,139
23,878	Nuveen AMT-Free Quality Municipal Income Fund	271,493
250,720	Nuveen Municipal Credit Income Fund	3,028,698
148,369	Nuveen Quality Municipal Income Fund	1,750,754
		20,532,415
Total Closed End Funds (Cost $21,884,579)		20,532,415

Total Investments — 97.1% (Cost $21,884,579)		20,532,415
Other Assets in Excess of Liabilities — 2.9%		620,238
Net Assets — 100.0%		21,152,653

AMT — Alternative Minimum Tax

Portfolio of Investments	December 31, 2022 (Unaudited)

Rareview Inflation/Deflation ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Fund	10.5
Options on Futures	0.2
Treasury Notes	89.3
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Fund — 9.4%
17,223	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	1,503,912
Total Exchange-Traded Fund (Cost $1,710,955)		1,503,912

Purchased Options on Futures ─ 0.1%
Total Purchased Options on Futures (Cost $98,533)		22,400

Treasury Notes — 79.7%
2,418,000	United States Treasury Note, 4.50%, 11/30/2024	2,418,189
5,135,000	United States Treasury Note, 4.13%, 09/30/2027(a)	5,154,256
5,731,000	United States Treasury Note, 2.75%, 08/15/2032(b)	5,217,001
		12,789,446
Total Treasury Notes (Cost $12,628,949)		12,789,446

Total Investments — 89.2% (Cost $14,438,437)		14,315,758
Other Assets in Excess of Liabilities — 10.8%		1,735,124
Net Assets — 100.0%		16,050,882

(a) As of December 31, 2022, investment is 32.11% of the Fund’s net assets.

(b) As of December 31, 2022, investment is 32.50% of the Fund’s net assets.

Futures Contracts

At December 31, 2022, the Fund's open future contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
30 Day Federal Funds Future	130	4/28/23	51,560,204	51,538,290	(21,914)
					(21,914)

Written Options

Exchange-traded options on futures contacts written as of December 31, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000) ($)(c)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	1,792	428,109	58,267	95.56	1/13/23	(22,400)
(Total Premiums Received $58,267)							(22,400)

Portfolio of Investments (continued)	December 31, 2022 (Unaudited)

Rareview Inflation/Deflation ETF

Purchased Options

Exchanged-traded options on futures contacts purchased as of December 31, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000) ($)(c)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	1,792	427,571	95.44	1/13/23	22,400
(Total Cost $98,533)						22,400

(c)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

Portfolio of Investments	December 31, 2022 (Unaudited)

Rareview Systematic Equity ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	91.9
Treasury Bill	8.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Funds — 70.8%
168,409	Vanguard FTSE Developed Markets ETF	7,068,126
107,743	Vanguard FTSE Emerging Markets ETF	4,199,822
33,782	Vanguard S&P 500 ETF(a)	11,868,968
27,872	Vanguard Small-Cap ETF	5,115,627
		28,252,543
Total Exchange-Traded Funds (Cost $27,793,572)		28,252,543

Treasury Bill — 6.3%
2,504,000	United States Treasury Bill, 3.05%, 1/19/2023(b)	2,499,971
Total Treasury Bill (Cost $2,499,169)		2,499,971

Total Investments — 77.1% (Cost $30,292,741)		30,752,514
Other Assets in Excess of Liabilities — 22.9%		9,149,779
Net Assets — 100.0%		39,902,293

(a)	As of December 31, 2022, investment is 29.75% of the Fund’s net assets.
(b)	The rate represents the effective yield at December 31, 2022.

ETF — Exchange-Traded Fund
FTSE ─ Financial Times Stock Exchange
S&P — Standard and Poor's

Futures Contracts

At December 31, 2022, the Fund's open future contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MSCI EAFE Index Future	65	3/17/23	6,546,355	6,335,550	(210,805)
MSCI Emerging Markets Index Future	79	3/17/23	3,841,948	3,789,630	(52,318)
					(263,123)

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
E-mini S&P 500 Future	90	3/17/23	17,454,950	17,374,500	80,450
E-mini Russell 2000 Index Future	84	3/17/23	7,463,195	7,437,780	25,415
					105,865

Portfolio of Investments	December 31, 2022 (Unaudited)

The SPAC and New Issue ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Financials	89.6
Health Care	0.5
Private Investments	9.2
Rights	0.1
Warrants	0.6
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares/Units		Fair Value ($)
Common Stocks — 85.9%
Financials — 85.4%
23,400	A SPAC II Acquisition Corp.(a)	239,382
72,251	Acropolis Infrastructure Acquisition Corp., Class A(a)	716,007
48,206	Adara Acquisition Corp.(a)	490,737
41,464	Ares Acquisition Corp.(a)	417,542
18,219	Arrowroot Acquisition Corp., Class A(a)	183,101
18,685	Athena Technology Acquisition Corp. II, Class A(a)	187,784
43,650	Aura FAT Projects Acquisition Corp.(a)	450,031
40,000	Aurora Technology Acquisition Corp., Class A(a)	409,200
21,728	Banyan Acquisition Corp., Class A(a)	221,843
18,553	Churchill Capital Corp. V(a)	184,417
40,602	Churchill Capital Corp. VII, Class A(a)	404,802
51,230	Coliseum Acquisition Corp., Class A(a)	514,862
75,000	Decarbonization Plus Acquisition Corp. IV, Class A(a)	766,124
75,000	Dragoneer Growth Opportunities Corp. III(a)	738,750
15,714	EF Hutton Acquisition Corp. I(a)	157,297
75,000	FAST Acquisition Corp. II, Class A(a)	750,750
49,509	Fortress Capital Acquisition Corp.(a)	500,041
800	Golden Arrow Merger Corp.(a)	8,012
18,389	Integrated Rail and Resources Acquisition Corp., Class A(a)	187,200
27,793	Kadem Sustainable Impact Corp.(a)	278,764
34,174	Kernel Group Holdings, Inc., Class A(a)	345,157
9,748	Keyarch Acquisition Corp.(a)	98,552
49,929	Logistics Innovation Technologies Corp., Class A(a)	504,283
20,298	Mason Industrial Technology, Inc., Class A(a)	202,879
120,612	Metals Acquisition Corp., Class A(a)	1,206,722
39,420	New Vista Acquisition Corp.(a)	397,354
53,430	Newbury Street Acquisition Corp.(a)	534,300
22,202	Newhold Investment Corp. II, Class A(a)	223,574
14,339	Peridot Acquisition Corp. II(a)	144,681
50,000	Pioneer Merger Corp., Class A(a)	507,000
13,970	Pono Capital Two, Inc.(a)	143,751
42,108	Property Solutions Acquisition Corp. II(a)	424,870
30,745	RMG Acquisition Corp. III(a)	310,525
42,686	Schultze Special Purpose Acquisition Corp. II, Class A(a)	431,129
28,316	ScION Tech Growth II(a)	286,275
24,397	Screaming Eagle Acquisition Corp., Class A(a)	242,628
75,000	Senior Connect Acquisition Corp. I, Class A(a)	732,000
34,090	SHUAA Partners Acquisition Corp. I, Class A(a)	351,127
48,686	Silver Spike Acquisition Corp. II(a)	491,242
57,800	Spree Acquisition Corp. 1, Ltd.(a)	590,716
11,070	Springwater Special Situations Corp.(a)	112,139
60,900	Thunder Bridge Capital Partners IV, Inc., Class A(a)	611,436
74,893	TortoiseEcofin Acquisition Corp. III(a)	745,185
72,164	TPG Pace Beneficial II Corp.(a)	709,011
56,022	Twelve Seas Investment Co. II(a)	564,702

Portfolio of Investments (continued)	December 31, 2022 (Unaudited)

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)

Financials — 85.4% (continued)
14,472	Valuence Merger Corp. I, Class A(a)	151,232
59,397	Worldwide Webb Acquisition Corp., Class A(a)	603,474
		19,472,590
Health Care — 0.5%
167,317	Talkspace, Inc.(a)	102,114
Total Common Stocks (Cost $21,225,335)		19,574,704

Private Investments – 8.7%
255,379	Adara Acquisition Corp. – Founder Shares(a)(b)(c)	1,819,830
250,000	Global Consumer Acquisition Corp. – Founder Shares(a)(b)(c)	─
N/A	Silver Spike Sponsor II, LLC(a)(b)(c)(d)	51,081
59,668	Springwater Special Situations Corp. – Founder Shares(a)(b)(c)	90,845
19,889	Springwater Special Situations Corp. – Private Placement Units(a)(b)(c)(e)	30,280
		1,992,036
Total Private Investments (Cost $1,348,894)		1,992,036

Rights — 0.1%
40,000	Aurora Technology Acquisition Corp., 01/01/2024(a)	4,001
69,024	Deep Medicine Acquisition Corp., 01/12/2029(a)	3,451
16,893	EF Hutton Acquisition Corp. I, 12/31/2025(a)	1,851
41,755	International Media Acquisition Corp.(a)	2,923
10,236	Keyarch Acquisition Corp.(a)	742
		12,968
Total Rights (Cost $672)		12,968

Warrants — 0.6%
16,010	A SPAC II Acquisition Corp., 05/03/2027(a)	520
26,848	Acropolis Infrastructure Acquisition Corp., 03/31/2026(a)	3,222
425,000	Adara Sponsor LLC(a)(b)(c)(f)	21,165
12,229	Allego NV, 03/14/2025(a)	1,223
11,882	Alpha Tau Medical, Ltd., 03/07/2027(a)	2,972
5,428	Alvotech SA, 06/15/2027(a)	5,754
7,649	Ares Acquistion Corp., Class A, 12/31/2027(a)	3,567
15,030	Athena Technology Acquisition Corp. II, 06/10/2023(a)	598
50,000	Aura FAT Projects Acquisition Corp., 06/02/2027(a)	1,625
40,000	Aurora Technology Acquisition Corp., 02/07/2028(a)	848
16,095	Banyan Acquisition Corp., 09/30/2028(a)	402
8,301	BigBear.ai Holdings, Inc., 12/31/2028(a)	255
5,870	Churchill Capital Corp. V, 10/29/2027(a)	474
14,076	Class Acceleration Corp., Class A, 03/31/2028(a)	—
37,500	Decarbonization Plus Acquisition Corp. IV, 12/31/2028(a)	23,812
16,893	EF Hutton Acquisition Corp. I, 12/08/2027(a)	270
47,224	Fathom Digital Manufacturing C, 12/31/2027(a)	3,919
8,675	Fortress Capital Acquisition Corp., 12/31/2027(a)	33
7,424	G Squared Ascend I, Inc., Class A, 12/31/2027(a)	7
42,500	Gesher I Acquisition Corp., 04/16/2028(a)	21,251
6,898	Golden Arrow Merger Corp., 07/31/2026(a)	46
36,126	Good Works II Acquisition Corp., 02/01/2028(a)	2,619
13,184	Hyzon Motors, Inc., Class C, 10/02/2025(a)	1,726
16,897	Integrated Rail And Resources Acquisition Corp., 05/21/2023(a)	2,366
35,618	Kadem Sustainable Impact Corp., 03/16/2026(a)	367
15,764	Kernel Group Holdings, Inc., Class A, 01/31/2027(a)	87
6,000	Keyarch Acquisition Corp., 07/25/2028(a)	165
33,750	LIV Capital Acquisition Corp. II, 02/16/2027(a)	1,856
40,204	Metals Acquisition Corp., 07/12/2023(a)	19,720
8,781	Moringa Acquisition Corp., 02/10/2026(a)	843
10,402	New Vista Acquisition Corp., 12/31/2027(a)	600
19,770	Newbury Street Acquisition Corp., 12/31/2027(a)	1,384

Portfolio of Investments (continued)	December 31, 2022 (Unaudited)

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)

Warrants — 0.6% (continued)
16,151	Newhold Investment Corp. II, 10/21/2023(a)	2,411
13,185	NorthView Acquisition Corp., 10/21/2023(a)	468
12,478	Nubia Brand International Corp., 11/16/2026(a)	137
11,538	P3 Health Partners, Inc., 01/31/2027(a)	1,615
2,732	Peridot Acquisition Corp. II, Class A, 04/30/2028(a)	128
11,137	Property Solutions Acquisition Corp., 03/01/2026(a)	4
21,244	SatixFy Communications, Ltd., 10/26/2027(a)	5,948
26,276	Schultze Special Purpose Acquisition Corp. II, 03/25/2028(a)	292
14,630	ScION Tech Growth II, 01/28/2026(a)	53
9,220	Screaming Eagle Acquisition Corp., 12/15/2027(a)	2,173
4,170	Selina Hospitality PLC, 02/26/2023(a)	313
17,888	Shelter Acquisition Corp. I, 12/31/2027(a)	4
25,249	SHUAA Partners Acquisition Corp. I, 03/02/2027(a)	1,010
17,396	Silver Spike Acquisition Corp. II, 02/26/2026(a)	518
683	Solid Power, Inc., 02/12/2023(a)	287
9,978	Sonder Holdings, Inc., 01/31/2028(a)	773
28,900	Spree Acquisition Corp. 1, Ltd., 12/22/2028(a)	1,026
70,160	Springwater Special Situations Corp., 04/12/2026(a)	1,403
6,457	SVF Investment Corp., 12/31/2027(a)	162
13,333	Target Global Acquisition I Corp., 12/31/2027(a)	1,737
13,635	Twelve Seas Investment Co. II, 03/02/2028(a)	205
8,978	Valuence Merger Corp. I, 03/01/2027(a)	494
29,698	Worldwide Webb Acquisition Corp., 03/27/2023(a)	339
		145,196
Total Warrants (Cost $133,099)		145,196

Total Investments — 95.3% (Cost $22,708,000)		21,724,904
Other Assets in Excess of Liabilities — 4.7%		1,074,086
Net Assets — 100.0%		22,798,990

(a)	Non-income producing security.
(b)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of December 31, 2022. The total of all such securities represents 8.83% of the net assets of the Fund.
(c)	Security which is restricted to resale. The Fund's Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2022 was $2,013,201 which represented 8.83% of the total investments of the Fund.
(d)	This position represents a private placement investment in a SPAC sponsor. The return on this investment is subject to a waterfall upon the consummation of a deal and may be paid in cash and/or SPAC shares and/or warrants.
(e)	Each unit represents one share and ½ warrant.
(f)	Warrant expires five years after initial business combination.

The illiquid restricted securities held as of December 31, 2022 are identified below.

Security	Acquisition Date(g)	Acquisition Cost ($)	Shares or Units	Fair Value ($)	Percentage of Net Assets (%)
Adara Acquisition Corp. – Founder Shares	01/14/2021	425,000	255,379	1,819,830	8.0
Global Consumer Acquisition Corp. – Founder Shares	06/01/2021	500,000	250,000	─	0.0
Silver Spike Sponsor II, LLC	02/12/2021	225,000	N/A	51,081	0.2
Springwater Special Situations Corp. – Founder Shares	08/12/2021	153,894	59,668	90,845	0.4
Springwater Special Situations Corp. – Private Placement Units	08/12/2021	45,000	19,889	30,280	0.1
Adara Acquisition Corp.(g)	01/14/2021	─	425,000	21,165	0.1

(g)	Acquisition date represents the initial purchase date of the security.

Portfolio of Investments	December 31, 2022 (Unaudited)

Mohr Growth ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Fund	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Fund — 51.1%
751,888	SPDR Bloomberg 1-3 Month T-Bill ETF(a)	68,775,195
Total Exchange-Traded Fund (Cost $68,837,261)		68,775,195

Total Investments — 51.1% (Cost $68,837,261)		68,775,195
Other Assets in Excess of Liabilities — 48.9%		65,819,725
Net Assets — 100.0%		134,594,920

(a) As of December 31, 2022, investment is 51.10% of the Fund’s net assets.

ETF — Exchange-Traded Fund
SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	December 31, 2022 (Unaudited)

Mindful Conservative ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Funds — 99.1%
334,575	Goldman Sachs Access Treasury 0-1 Year ETF(a)	33,360,473
364,765	SPDR Bloomberg 1-3 Month T-Bill ETF(b)	33,365,055
663,411	WisdomTree Floating Rate Treasury Fund(c)	33,349,671
		100,075,199
Total Exchange-Traded Funds (Cost $100,194,373)		100,075,199

Total Investments — 99.1% (Cost $100,194,373)		100,075,199
Other Assets in Excess of Liabilities — 0.9%		884,833
Net Assets — 100.0%		100,960,032

(a) As of December 31, 2022, investment is 33.04% of the Fund’s net assets.

(b) As of December 31, 2022, investment is 33.05% of the Fund’s net assets.

(c) As of December 31, 2022, investment is 33.03% of the Fund’s net assets.

ETF — Exchange-Traded Fund
SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	December 31, 2022 (Unaudited)

Adaptive Core ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Fund	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Fund — 50.8%
434,440	SPDR Bloomberg 1-3 Month T-Bill ETF(a)	39,738,227
Total Exchange-Traded Fund (Cost $39,771,899)		39,738,227

Total Investments — 50.8% (Cost $39,771,899)		39,738,227
Other Assets in Excess of Liabilities — 49.2%		38,455,319
Net Assets — 100.0%		78,193,546

(a) As of December 31, 2022, investment is 50.82% of the Fund’s net assets.

ETF — Exchange-Traded Fund
SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	December 31, 2022 (Unaudited)

Revere Sector Opportunity ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Funds — 99.5%
7,215	Communication Services Select Sector SPDR Fund ETF	346,248
4,896	Consumer Discretionary Select Sector SPDR Fund ETF	632,367
6,174	Consumer Staples Select Sector SPDR Fund ETF	460,272
3,819	Energy Select Sector SPDR Fund ETF	334,048
18,793	Financial Select Sector SPDR Fund ETF	642,721
7,528	Health Care Select Sector SPDR Fund ETF	1,022,679
7,078	Industrial Select Sector SPDR Fund ETF	695,130
2,215	Materials Select Sector SPDR Fund ETF	172,061
4,500	Real Estate Select Sector SPDR Fund ETF	166,185
13,144	Technology Select Sector SPDR Fund ETF(a)	1,635,639
4,069	Utilities Select Sector SPDR Fund ETF	286,865
		6,394,215
Total Exchange-Traded Funds (Cost $7,349,390)		6,394,215

Total Investments — 99.5% (Cost $7,349,390)		6,394,215
Other Assets in Excess of Liabilities — 0.5%		30,310
Net Assets — 100.0%		6,424,525

(a) As of December 31, 2022, investment is 25.46% of the Fund’s net assets.

ETF — Exchange-Traded Fund
SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	December 31, 2022 (Unaudited)

Goose Hollow Tactical Allocation ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	97.7
Preferred Stock	2.3
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Funds — 80.2%
53,740	Aberdeen Bloomberg All Commodity Strategy K-1 Free ETF	1,185,504
3,462	Aberdeen Physical Palladium Shares ETF(a)	571,611
8,410	Aberdeen Physical Platinum Shares ETF(a)	834,945
40,341	iShares MSCI Germany ETF	997,633
18,166	iShares MSCI Japan Small Capital ETF	1,179,562
40,533	iShares MSCI South Africa ETF	1,719,005
16,000	iShares Preferred & Income Securities ETF	488,480
21,046	Schwab US TIPS ETF	1,089,972
58,328	VanEck Mortgage REIT Income ETF	680,688
6,767	Vanguard Information Technology ETF	2,161,447
15,328	Vanguard Intermediate-Term Corporate Bond ETF	1,188,073
17,167	Vanguard Long Term Treasury ETF	1,057,831
10,863	Vanguard S&P 500 ETF	3,816,606
50,000	Vanguard Short-Term Treasury ETF	2,891,000
		19,862,357
Total Exchange-Traded Funds (Cost $19,964,893)		19,862,357

Preferred Stock — 1.9%
200,000	Federal National Mortgage Association, 8.25%	468,000
Total Preferred Stock (Cost $577,238)		468,000

Total Investments — 82.1% (Cost $20,542,131)		20,330,357
Other Assets in Excess of Liabilities — 17.9%		4,434,301
Net Assets — 100.0%		24,764,658

(a)	Non-income producing security.

ETF — Exchange-Traded Fund
S&P — Standard and Poor’s
TIPS — Treasury Inflation Protected Security

Futures Contracts
At December 31, 2022, the Fund’s open future contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Japanese Yen Future	13	1/13/23	1,110,632	1,242,881	132,249
					132,249